Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balance Sheet Information
Schedule of property, plant and equipment

	June 30, 2012	December 31, 2011

Library	$1	$1
Office Furniture & Fixtures	95	177
Leasehold Improvements	145	251
Software	9	37
Production Equipment	375	293
Computer Equipment	127	134
Total	752	893
Accumulated Depreciation	(249)	(371)
	$503	$522

	December 31, 2011	December 31, 2010
Library	$1	$1
Office Furniture & Fixtures	177	90
Leasehold Improvements	251	78
Software	37	28
Production Equipment	293	179
Computer Equipment	134	65

Total	893	441
Accumulated Depreciation	(371)	(321)

	$522	$120